Consolidated Statements of Changes in Shareholders’ Equity	Ordinary shares Class A HKD ($) shares	Ordinary shares Class A USD ($) shares	Ordinary shares Class B HKD ($) shares	Ordinary shares Class B USD ($) shares	Ordinary shares HKD ($) shares	Ordinary shares USD ($) shares	Addition Paid-in Capital HKD ($)	Addition Paid-in Capital USD ($)	Statutory Reserve HKD ($)	Statutory Reserve USD ($)	Accumulated Other Comprehensive Incom HKD ($)	Accumulated Other Comprehensive Incom USD ($)	Retained Earnings (accumulated Losses) HKD ($)	Retained Earnings (accumulated Losses) USD ($)	HKD ($)	USD ($)
BALANCE (in Dollars)					$ 8,775		$ 15,491,225		$ 278,740		$ 4,465,962		$ 3,098,374		$ 23,343,076
BALANCE at Dec. 31, 2023					$ 8,775		15,491,225		278,740		4,465,962		3,098,374		23,343,076
BALANCE (in Shares) at Dec. 31, 2023 | shares					18,000,000	18,000,000
Issue of shares					$ 1,114		53,156,555								53,157,669
Issue of shares (in Shares) | shares					2,300,000	2,300,000
Net loss													(2,660,408)		(2,660,408)
Foreign currency translation											(1,605,741)				(1,605,741)
BALANCE at Dec. 31, 2024					$ 9,889		68,647,780		278,740		2,860,221		437,966		72,234,596
BALANCE (in Shares) at Dec. 31, 2024 | shares					20,300,000	20,300,000
BALANCE (in Dollars)					$ 9,889		68,647,780		278,740		2,860,221		437,966		72,234,596
Net loss													(19,815,422)		(19,815,422)	$ (2,545,890)
Re-designation of Ordinary shares into Class A and Class B Ordinary Shares	$ 5,505		$ 4,384		$ (9,889)
Re-designation of Ordinary shares into Class A and Class B Ordinary Shares (in Shares) | shares	11,300,000	11,300,000	9,000,000	9,000,000	(20,300,000)	(20,300,000)
Foreign currency translation											(615,663)				(615,663)	(79,101)
BALANCE at Dec. 31, 2025	$ 5,505	$ 707	$ 4,384	$ 563			68,647,780	$ 8,819,881	278,740	$ 35,813	2,244,558	$ 288,383	(19,377,456)	$ (2,489,620)	51,803,511	6,655,727
BALANCE (in Shares) at Dec. 31, 2025 | shares	11,300,000	11,300,000	9,000,000	9,000,000
BALANCE (in Dollars)	$ 5,505	$ 707	$ 4,384	$ 563			$ 68,647,780	$ 8,819,881	$ 278,740	$ 35,813	$ 2,244,558	$ 288,383	$ (19,377,456)	$ (2,489,620)	$ 51,803,511	$ 6,655,727